Expenses by nature	12 Months Ended
Jun. 30, 2020
Expenses by Nature [Abstract]
Expenses by nature
24.	Expenses by nature

The Group disclosed expenses in the statements of income by function as part of the line items "Costs", "General and administrative expenses" and "Selling expenses". The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2020, 2019 and 2018:

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2020
Cost of sale of goods and services	16,700	-	-	16,700
Salaries, social security costs and other personnel expenses	6,700	4,089	5,632	16,421
Depreciation and amortization	10,057	2,960	3,251	16,268
Fees and payments for services	3,627	756	330	4,713
Maintenance, security, cleaning, repairs and others	4,535	485	424	5,444
Advertising and other selling expenses	515	-	2,419	2,934
Taxes, rates and contributions	660	107	621	1,388
Interconnection and roaming expenses	6,855	-	-	6,855
Fees to other operators	9,711	-	-	9,711
Director´s fees	-	547	-	547
Leases and service charges	133	23	19	175
Allowance for doubtful accounts, net	-	-	1,007	1,007
Other expenses	2,711	1,902	54	4,667
Total as of June 30, 2020	62,204	10,869	13,757	86,830

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2019
Cost of sale of goods and services	17,781	-	-	17,781
Salaries, social security costs and other personnel expenses	6,287	3,742	4,915	14,944
Depreciation and amortization	6,573	1,758	2,345	10,676
Fees and payments for services	5,554	2,671	150	8,375
Maintenance, security, cleaning, repairs and others	4,592	559	373	5,524
Advertising and other selling expenses	585	24	2,235	2,844
Taxes, rates and contributions	756	76	615	1,447
Interconnection and roaming expenses	6,064	-	-	6,064
Fees to other operators	8,950	31	-	8,981
Director´s fees	-	745	-	745
Leases and service charges	133	33	404	570
Allowance for doubtful accounts, net	-	13	656	669
Other expenses	2,116	991	577	3,684
Total as of June 30, 2019	59,391	10,643	12,270	82,304

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2018
Cost of sale of goods and services	12,996	-	-	12,996
Salaries, social security costs and other personnel expenses	6,164	3,874	3,704	13,742
Depreciation and amortization	5,779	1,519	2,330	9,628
Fees and payments for services	4,641	2,146	167	6,954
Maintenance, security, cleaning, repairs and others	4,058	355	240	4,653
Advertising and other selling expenses	693	13	3,166	3,872
Taxes, rates and contributions	690	162	532	1,384
Interconnection and roaming expenses	5,241	-	-	5,241
Fees to other operators	6,499	-	-	6,499
Director´s fees	-	577	-	577
Leases and service charges	104	16	340	460
Allowance for doubtful accounts, net	-	-	673	673
Other expenses	2,247	835	597	3,679
Total as of June 30, 2018	49,112	9,497	11,749	70,358